Intangible asset (Details)					3 Months Ended
	Jan. 01, 2023	Jan. 01, 2022	Feb. 11, 2021 USD ($)	Feb. 11, 2021 EUR (€) € / shares	Mar. 31, 2023 USD ($) $ / shares shares
Intangible asset (Details) [Line Items]
Rayalty payment per share (in Euro per share) | € / shares				€ 5
intellectual property amount			$ 2,000,000
ordinary restricted shares (in Shares) | shares					300,000
revenue					$ 1
Closing company stock (in Dollars per share) | $ / shares					$ 6.85
Future payments percentage	10.00%	10.00%			10.00%
Amount paid to seller					$ 500,000
Amortization cost					$ 47,148
Estimated useful life					10 years
Bottom of range [member]
Intangible asset (Details) [Line Items]
Cash Payment (in Euro) | €				€ 2,000,000
Top of range [member]
Intangible asset (Details) [Line Items]
Cash Payment (in Euro) | €				€ 4,000,000